Trade Receivables, Net (Details) - Schedule of allowance for doubtful accounts	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of allowance for doubtful accounts [Abstract]
Balance at beginning balance	$ (2,999)
Recovery of doubtful accounts	2,872
Write off
Exchange difference	127
Balance at ending balance